Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 450,000.00
Previously Paid Amount	0.00
Total Fee Amount	62.15
Total Offset Amount	0.00
Net Fee	62.15
Narrative - Max Aggregate Offering Price	$ 450,000.00
Final Prospectus	true